SEGMENT INFORMATION (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Xiaomi wearable products and Self-branded products
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reporting segment | segment	2	2
Amazfit-branded products
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of reporting segment | segment	1
Asia Pacific
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 75,532	$ 180,971	$ 373,988
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	74,883	134,554	185,244
North America
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27,371	33,129	53,611
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,817	4,206	$ 798
US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	27,192
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,734	15,180
Non PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 622	$ 568